Summary of significant accounting policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Allowance for credit loss	$ 137,861	$ 117,547	$ 67,153
Decrease to retained earnings	(7,674,922)	(8,410,261)
Debt	46,532,960	$ 50,204,678
Floating Rate Debt
Summary Of Significant Accounting Policies [Line Items]
Debt	9,300,000
Floating Rate Debt | SOFR
Summary Of Significant Accounting Policies [Line Items]
Debt	3,200,000
Derivative, notional amount	1,700,000
Floating Rate Debt | LIBOR
Summary Of Significant Accounting Policies [Line Items]
Debt	5,100,000
Derivative, notional amount	$ 3,700,000
Floating Rate Debt | One Month LIBOR
Summary Of Significant Accounting Policies [Line Items]
Debt, floating reference rate, duration	1 month
Floating Rate Debt | Three Month LIBOR
Summary Of Significant Accounting Policies [Line Items]
Debt, floating reference rate, duration	3 months
Floating Rate Debt | Six Month LIBOR
Summary Of Significant Accounting Policies [Line Items]
Debt, floating reference rate, duration	6 months
Cumulative effect due to adoption of new accounting standard
Summary Of Significant Accounting Policies [Line Items]
Allowance for credit loss				$ 30,300
Decrease to retained earnings				$ 25,800